Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2024